Provisions - Schedule of changes in provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Balances at beginning of year	€ 8,407	€ 8,441	€ 8,149
Incorporation of Group companies, net	(13)	0	(4)
Additions charged to income	2,861	3,615	2,545
Interest expense (note 39)	91	105	93
Staff costs (note 46)	41	45	42
Provisions or reversion of provisions	2,729	3,465	2,410
Addition	5,450	5,199	4,344
Release	(2,721)	(1,734)	(1,934)
Other additions arising from insurance contracts linked to pensions	(5)	(2)	0
Changes in value recognised in equity	220	643	944
Payments to pensioners and pre-retirees with a charge to internal provisions	(465)	(484)	(498)
Benefits paid due to settlements	(31)
Insurance premiums paid	0	0	0
Payments to external funds	(329)	(708)	(750)
Amounts used	(2,252)	(2,490)	(2,088)
Transfer, exchange differences and other changes	(38)	(608)	143
Balances at end of year	8,355	8,407	8,441
Post employment plans
Disclosure of other provisions [line items]
Balances at beginning of year	1,731	2,225	2,392
Incorporation of Group companies, net	(13)	0	(4)
Additions charged to income	75	94	92
Interest expense (note 39)	59	76	59
Staff costs (note 46)	32	34	33
Provisions or reversion of provisions	(16)	(16)	0
Addition	6	5	3
Release	(22)	(21)	(3)
Other additions arising from insurance contracts linked to pensions	(5)	(2)	0
Changes in value recognised in equity	220	643	944
Payments to pensioners and pre-retirees with a charge to internal provisions	(107)	(153)	(182)
Benefits paid due to settlements	(31)
Insurance premiums paid	0	0	0
Payments to external funds	(329)	(708)	(750)
Amounts used	0	0	0
Transfer, exchange differences and other changes	115	(368)	(267)
Balances at end of year	1,656	1,731	2,225
Long term employee benefits
Disclosure of other provisions [line items]
Balances at beginning of year	915	880	950
Incorporation of Group companies, net	0	0	0
Additions charged to income	437	368	244
Interest expense (note 39)	32	29	34
Staff costs (note 46)	9	11	9
Provisions or reversion of provisions	396	328	201
Addition	424	335	204
Release	(28)	(7)	(3)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	(358)	(331)	(316)
Benefits paid due to settlements	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	0
Transfer, exchange differences and other changes	(1)	(2)	2
Balances at end of year	993	915	880
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Balances at beginning of year	710	702	734
Incorporation of Group companies, net	0	0	0
Additions charged to income	50	47	(38)
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	50	47	(38)
Addition	591	430	378
Release	(541)	(383)	(416)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	0	0	(1)
Transfer, exchange differences and other changes	(47)	(39)	7
Balances at end of year	713	710	702
Other provisions
Disclosure of other provisions [line items]
Balances at beginning of year	5,051	4,634	4,073
Incorporation of Group companies, net	0	0	0
Additions charged to income	2,299	3,106	2,247
Interest expense (note 39)	0	0	0
Staff costs (note 46)	0	0	0
Provisions or reversion of provisions	2,299	3,106	2,247
Addition	4,429	4,429	3,759
Release	(2,130)	(1,323)	(1,512)
Other additions arising from insurance contracts linked to pensions	0	0	0
Changes in value recognised in equity	0	0	0
Payments to pensioners and pre-retirees with a charge to internal provisions	0	0	0
Benefits paid due to settlements	0
Insurance premiums paid	0	0	0
Payments to external funds	0	0	0
Amounts used	(2,252)	(2,490)	(2,087)
Transfer, exchange differences and other changes	(105)	(199)	401
Balances at end of year	€ 4,993	€ 5,051	€ 4,634